Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Sep. 30, 2012		Mar. 31, 2012
Loans receivable, fair value	¥ 380,027,000,000	[1]	¥ 458,352,000,000	[1]
Securities purchased under agreements to resell, fair value	941,728,000,000		752,407,000,000
Trading assets including securities pledged as collateral	5,619,655,000,000		4,732,118,000,000
Trading assets, fair value	16,121,000,000		16,548,000,000
Private equity investments, fair value	49,143,000,000		53,635,000,000
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization	369,255,000,000		355,804,000,000
Other assets, fair value	1,660,000,000		1,627,000,000
Short-term borrowings, fair value	99,995,000,000		153,497,000,000
Securities sold under agreements to repurchase, fair value	208,428,000,000	[2]	307,083,000,000
Other liabilities, fair value	3,211,000,000		4,246,000,000
Long-term borrowings, fair value	¥ 1,745,151,000,000		¥ 1,925,421,000,000
Common stock
Authorized	6,000,000,000		6,000,000,000
Issued	3,822,562,601		3,822,562,601
Outstanding	3,694,938,473		3,663,483,895
Common stock held in treasury at cost	127,624,128		159,078,706

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.
[2]	Includes financial instruments which are carried at fair value on a recurring basis.